Debt Settlement (Details) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 11, 2006	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2007	Feb. 28, 2015
Debt Settlement (Textual)
Accrued interest								$ 333,563
Scheduled payment plan calls for payments totaling					$ 0			$ 260,000
Repayments on debt settlement			$ 16,795	$ 100,710	201,420	$ 41,785
Debt settlement balance, amount					$ 16,795	$ 218,215
Common stock to be issued for debt settlement, shares		18,231,003			2,820,180	400,000
Common stock value to be issued for debt settlement					$ 579,500	$ 48,000
Gain on debt extinguishment			$ (48,000)			$ 73,562
Loss contingency	$ 592,312						$ 592,312